Categories of Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 93,690	$ 81,327
Commercial real estate	223,461	198,936
Residential real estate	78,767	75,853
Installment loans	13,765	12,473
Total gross loans	409,683	368,589
Less allowance for loan losses	(2,043)	(2,122)	$ (2,341)
Total loans	$ 407,640	$ 366,467